Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished products	$ 3,096,459	$ 3,296,410
Work in process	586,036	523,293
Raw materials	759,035	932,317
Supplies	659,700	641,562
Inventory Total	$ 5,101,230	$ 5,393,582